Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	104 Months Ended		120 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025		Aug. 31, 2025
C000256523 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	20.69%	13.88%			15.28%
C000256524 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with contingent deferred sales charge)
Average Annual Return, Percent	18.53%	12.79%			14.14%
C000256525 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	13.58%	12.37%			14.38%
C000256530 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	5.67%	10.93%			9.40%
C000256529 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with contingent deferred sales charge)
Average Annual Return, Percent	10.26%	11.38%			9.22%
C000256527 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	12.50%	12.53%			10.19%
C000256528 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	12.43%	12.63%			10.41%
C000256531 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	5.68%	3.70%			2.79%
C000256534 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	5.73%	3.71%			2.85%
C000256533 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with contingent deferred sales charge)
Average Annual Return, Percent	4.15%	3.13%			2.26%
C000256546 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	(5.03%)	(0.59%)			2.15%
C000256547 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with contingent deferred sales charge)
Average Annual Return, Percent	(4.57%)	(0.89%)			1.62%
C000256545 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	(2.59%)	0.10%			2.63%
C000256552 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	7.53%	4.88%	4.89%	[1]
C000256554 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with contingent deferred sales charge)
Average Annual Return, Percent	5.43%	3.74%	3.88%	[2]
C000256553 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	4.81%	4.09%	4.32%	[3]
C000256625 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	15.65%	14.75%			11.18%
C000256626 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with contingent deferred sales charge)
Average Annual Return, Percent	20.85%	15.27%			11.01%
C000256627 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
Average Annual Return, Percent	23.16%	16.58%			12.33%
C000256624 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Y
Average Annual Return, Percent	23.12%	16.57%			12.33%
Without Sales Load [Member] | C000256524 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without contingent deferred sales charge)
Average Annual Return, Percent	19.53%	12.79%			14.14%
Without Sales Load [Member] | C000256525 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	20.49%	13.71%			15.07%
Without Sales Load [Member] | C000256530 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	12.14%	12.25%			10.05%
Without Sales Load [Member] | C000256529 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without contingent deferred sales charge)
Average Annual Return, Percent	11.26%	11.38%			9.22%
Without Sales Load [Member] | C000256533 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without contingent deferred sales charge)
Average Annual Return, Percent	5.15%	3.13%			2.26%
Without Sales Load [Member] | C000256532 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	5.35%	3.36%			2.44%
Without Sales Load [Member] | C000256546 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	(2.91%)	(0.13%)			2.39%
Without Sales Load [Member] | C000256547 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without contingent deferred sales charge)
Average Annual Return, Percent	(3.64%)	(0.89%)			1.62%
Without Sales Load [Member] | C000256554 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without contingent deferred sales charge)
Average Annual Return, Percent	6.43%	3.74%	3.88%	[2]
Without Sales Load [Member] | C000256553 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	7.22%	4.58%	4.60%	[3]
Without Sales Load [Member] | C000256625 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	22.70%	16.12%			11.84%
Without Sales Load [Member] | C000256626 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without contingent deferred sales charge)
Average Annual Return, Percent	21.85%	15.27%			11.01%
S And P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Total Return Index
Average Annual Return, Percent	15.88%	14.74%			14.60%
Bloomberg U S Aggregate Bond Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Total Return Index
Average Annual Return, Percent	3.14%	(0.68%)	16.32%	[1],[2],[3]	1.80%
Bloomberg One to Three Year Government Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg One- to Three-Year Government/Credit Index
Average Annual Return, Percent	4.64%	1.71%			1.93%
Bloomberg Municipal Bond Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Total Return Index
Average Annual Return, Percent	0.08%	0.40%			2.18%
Bloomberg High Yield Municipal Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg High Yield Municipal Total Return Index
Average Annual Return, Percent	(1.50%)	2.34%			4.36%
ICE BofA U S High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Index
Average Annual Return, Percent	8.15%	5.15%	55.24%	[1],[2],[3]
MSCI All Country World NR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World NR Index
Average Annual Return, Percent	15.79%	12.00%			11.10%
MSCI World NR Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World NR Index
Average Annual Return, Percent	15.68%	12.89%			11.65%
Russell 1000 Growth Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Total Return Index
Average Annual Return, Percent	22.58%	15.25%			17.92%
Russell 1000 Value Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Total Return Index
Average Annual Return, Percent	9.33%	12.97%			10.22%

[1]	Performance of Class Y shares of the Fund shown in the graph above is from the inception of Class Y shares on 1/3/17 through 8/31/25. Index information shown in the graph above is from 1/3/17 through 8/31/25.
[2]	Performance of Class C shares of the Fund shown in the graph above is from the inception of Class C shares on 1/3/17 through 8/31/25. Index information shown in the graph above is from 1/3/17 through 8/31/25.
[3]	Performance of Class A shares of the Fund shown in the graph above is from the inception of Class A shares on 1/3/17 through 8/31/25. Index information shown in the graph above is from 1/3/17 through 8/31/25.